TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2017	2016

Deferred tax assets:

Operating loss carryforward	$13,263	$11,833
Reserves and allowances	1,059	1,025

Total deferred tax asset before valuation allowance	14,322	12,858
Valuation allowance	(14,175)	(12,644)

Deferred tax assets	147	214
Deferred tax liabilities	-	(168)

Deferred taxes	$147	$46

Schedule of Loss (Income) from Operations before Taxes	Income (loss) before taxes is comprised as follows:
	Year ended December 31,
	2017	2016	2015

Domestic	$(4,531)	$(3,808)	$(1,931)
Foreign	590	350	774

	$(3,941)	$(3,458)	$(1,157)

Schedule of Income Tax Expense
Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current tax expenses (benefit)	$655	$116	$35
Deferred tax expenses (benefit)	(23)	(127)	49

	632	(11)	$84

Domestic	$90	$-	$-
Foreign	542	(11)	84

	$632	$(11)	$84

Shedule of Unrecognized tax benefits
The following table represents the amount of unrecognized tax benefits with respect to uncertain tax positions. The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

	Year ended December 31,
	2017	2016

Beginning balance	$543	$448

Change in unrecognized tax benefits with respect to uncertain tax positions:	155	95

Ending Balance	$698	$543